Retirement Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 3,535	$ 2,619
Service cost	16	0	$ 0
Interest cost	72	61	64
Actuarial loss	31	1,097
Effect of foreign currency rate changes	214	(242)
Benefit obligation at end of year	3,868	3,535	2,619
Change in plan assets:
Fair value at beginning of year	2,803	2,705
Actual return on plan assets	21	70
Employer contribution	124	119
Effect of foreign currency rate changes	44	(91)
Fair value at end of year	2,992	2,803	$ 2,705
Funded status	(876)	(732)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	188	331
Accrued pension liabilities	(1,064)	(1,063)
Net amount recognized	$ (876)	$ (732)